Accumulated Other Comprehensive Loss (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss
As at September 30, 2021 and December 31, 2020, the Company’s accumulated other comprehensive loss consisted of the following components:

	September 30,	December 31,
	2021	2020
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(26,980)	(44,006)
Pension adjustments, net of tax recoveries	(5,267)	(4,877)
	(32,247)	(48,883)